Other payables and accrued liabilities	12 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Other payables and accrued liabilities

Note 15 – Other payables and accrued liabilities

Other payables mainly consisted of accrued salaries, interests payable, utilities, professional services, and other general and administrative expenses.

Other payables and accrued liabilities consisted of the following:

	June 30, 2013	June 30, 2012

Other payables	$681,381	$571,919
Interest payables	1,038,156	-
Accrued liabilities (1)	509,804	230,109
Total	$2,229,341	$802,028

(1)	$280,000 salary payable in the accrued liabilities was payable to the Company’s CEO.